Subordinated loans (Tables)	12 Months Ended
Dec. 31, 2022
Subordinated liabilities [abstract]
Schedule of subordinated loans by group companies

Subordinated loans by the group
In EUR million	2022	2021
ING Groep N.V.	15,786	16,715